Offerings - Offering: 1	Oct. 22, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.0001 par value per share (issuable upon conversion of convertible notes)
Amount Registered | shares	17,205,459
Proposed Maximum Offering Price per Unit | $ / shares	2.361
Maximum Aggregate Offering Price	$ 40,622,088.70
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,609.91
Offering Note	Consists of 17,205,459 shares of Common Stock issuable upon conversion of the Third Tranche Note and the Fourth Tranche Note. Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share subdivisions, share dividends or similar transactions.The proposed maximum offering price per share and the proposed maximum aggregate offering price was estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(c) under the Securities Act using the average of the high and low prices as reported on October 21, 2025.